Right-of-use-assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 EUR (€) Store	Dec. 31, 2023 EUR (€) Store	Dec. 31, 2022 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	€ 44,378,000	€ 50,444,000	€ 42,825,000
Impairment reversal	143,000	40,000
Payment of lease liabilities	14,097,000	14,147,000	12,926,000
Interest paid on lease liabilities	3,809,000	3,090,000	2,877,000
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	€ 12,008,000	€ 12,523,000
Number of stores | Store	2	3
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	€ 1,424,000	€ 2,548,000
Number of stores | Store	1	3
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	€ 21,810,000	€ 25,901,000
Number of stores | Store	2
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	€ 4,591,000	€ 6,126,000
Number of stores | Store		1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Information about lessee's exposure arising from extension options and termination options	Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term.
Information about restrictions or covenants imposed by leases on lessee	For certain of these leases, the Group is restricted from entering into any sub-lease arrangements.
Buildings [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	5 years
Buildings [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	10 years
Vehicles [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	2 years
Vehicles [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	4 years
IT and Office Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Statement that lessee accounts for short-term leases using recognition exemption	These leases are short-term and/or leases of low-value items.
Statement that lessee accounts for leases of low-value assets using recognition exemption	These leases are short-term and/or leases of low-value items.
IT and Office Equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	1 year
IT and Office Equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	3 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	€ 1,420,000	€ 1,092,000	848,000
Carrying amount	100,817,000	102,499,000	84,643,000
Impairment reversal	962,000	€ 1,167,000	€ 0
Right-of-use assets [member] | Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	€ 204,000
Weighted average cost of capital rate	8.99%
Long-term growth rate	2.01%
Carrying amount	€ 869,000
Right-of-use assets [member] | United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	€ 616,000
Weighted average cost of capital rate	9.98%
Long-term growth rate	2.54%
Carrying amount	€ 2,578,000
Right-of-use assets [member] | United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	€ 600,000
Weighted average cost of capital rate	8.97%
Long-term growth rate	2.85%
Carrying amount	€ 2,050,000